Related party transactions - Disclosure of Liabilities to Related Parties (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Liabilities to key management personnel:
Share-based payment liability	€ 0	€ 0	€ 4,891
Share-based payment liability
Warrant liability	12,051	30,979	0	€ 0
Key management personnel
Liabilities to key management personnel:
Pension liability	488	1,387	868
Share-based payment liability	0	0	7,396
Share-based payment liability
Closing balance for the year	4,981	11,251	8,264
Shareholders
Share-based payment liability
Warrant liability	€ 4,493	€ 9,864	€ 0